Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	73 Months Ended	102 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000171428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000206723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		0.84%
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.28%
SSGA INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%	2.46%		2.06%
SSGA INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.25%	2.46%	2.43%